NAA LARGE CORE SERIES
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.6%
	Communications - 9.6%
35,824	Alphabet, Inc., Class A	$ 10,301,549
117,610	AT&T, Inc.	3,409,514
44,992	Comcast Corporation, Class A	1,291,720
5,193	Meta Platforms, Inc., Class A	2,971,071
29,975	Uber Technologies, Inc.(a)	2,156,102
53,589	Verizon Communications, Inc.	2,690,168
		22,820,124
	Consumer Discretionary - 5.1%
29,203	Amazon.com, Inc.(a)	6,082,109
4,473	DR Horton, Inc.	613,785
15,079	General Motors Company	1,123,386
11,939	Tesla, Inc.(a)	4,438,323
		12,257,603
	Consumer Staples - 0.3%
6,066	Walmart, Inc.	753,882

	Energy - 9.1%
4,466	APA Corporation	189,537
16,329	Baker Hughes Company	996,885
19,998	Chevron Corporation	4,137,586
15,523	ConocoPhillips	2,049,036
3,132	Diamondback Energy, Inc.	619,478
7,876	EQT Corporation	501,229
2,983	Expand Energy Corporation	327,474
32,628	Exxon Mobil Corporation	5,535,667
1,767	First Solar, Inc.(a)	348,558
24,744	Kinder Morgan, Inc.	829,666
3,674	Marathon Petroleum Corporation	897,117
9,168	Occidental Petroleum Corporation	595,920
7,940	ONEOK, Inc.	717,697
6,741	Phillips 66	1,228,075
25,014	SLB Ltd.	1,285,470
736	Texas Pacific Land Corporation	349,276

NAA LARGE CORE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	Energy - 9.1% (Continued)
15,283	Williams Companies, Inc. (The)	$ 1,112,297
		21,720,968
	Financials - 9.4%
4,332	Allstate Corporation (The)	898,197
4,238	Arthur J Gallagher & Company	917,866
52,312	Bank of America Corporation	2,550,210
7,649	Berkshire Hathaway, Inc., Class B(a)	3,665,400
6,089	Chubb Ltd.	1,984,588
24,808	Citigroup, Inc.	2,813,475
3,211	Goldman Sachs Group, Inc. (The)	2,716,474
4,626	Hartford Insurance Group, Inc. (The)	625,574
11,460	JPMorgan Chase & Company	3,371,075
15,986	Morgan Stanley	2,630,816
3,915	Synchrony Financial	266,298
		22,439,973
	Health Care - 7.5%
8,623	Amgen, Inc.	3,034,003
4,624	Bristol-Myers Squibb Company	280,446
2,711	Eli Lilly & Company	2,493,496
20,814	Gilead Sciences, Inc.	2,900,847
1,312	IDEXX Laboratories, Inc.(a)	737,200
997	Insulet Corporation(a)	209,210
28,606	Merck & Company, Inc.	3,441,016
37,855	Pfizer, Inc.	1,062,968
5,575	Stryker Corporation	1,831,889
4,296	Vertex Pharmaceuticals, Inc.(a)	1,918,336
		17,909,411
	Industrials - 13.2%
20,205	Amphenol Corporation, Class A	2,552,902
1,015	Boeing Company (The)(a)	202,015
8,112	Carrier Global Corporation	456,787
5,050	Caterpillar, Inc.	3,577,723
148	Comfort Systems USA, Inc.	204,091
1,712	Cummins, Inc.	921,090

NAA LARGE CORE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	Industrials - 13.2% (Continued)
2,533	Deere & Company	$ 1,426,839
10,541	Delta Air Lines, Inc.	700,765
19,224	Fastenal Company	891,994
3,306	GE Vernova, Inc.	2,885,807
3,174	General Dynamics Corporation	1,089,380
9,812	General Electric Company	2,784,352
10,665	Honeywell International, Inc.	2,410,610
658	Huntington Ingalls Industries, Inc.	249,974
6,876	Johnson Controls International plc	900,412
1,770	L3Harris Technologies, Inc.	610,916
872	Lockheed Martin Corporation, Class B	527,028
1,676	Northrop Grumman Corporation	1,143,434
2,109	Parker-Hannifin Corporation	1,888,061
506	Quanta Services, Inc.	277,804
14,259	RTX Corporation	2,750,561
7,947	Southwest Airlines Company	298,569
1,927	Stanley Black & Decker, Inc.	136,933
3,911	United Airlines Holdings, Inc.(a)	360,086
1,048	United Rentals, Inc.	763,531
2,788	Vertiv Holdings Company, Class A	698,617
745	WW Grainger, Inc.	812,653
		31,522,934
	Materials - 1.4%
17,636	Freeport-McMoRan, Inc.	1,036,644
18,245	Newmont Corporation	1,975,021
1,694	Steel Dynamics, Inc.	304,920
		3,316,585
	Technology - 36.3%
7,654	Accenture PLC, Class A	1,517,711
2,016	Adobe, Inc.(a)	490,049
14,267	Advanced Micro Devices, Inc.(a)	2,902,336
62,924	Apple, Inc.	15,969,482
6,872	Applied Materials, Inc.	2,348,781
1,266	Arista Networks, Inc.(a)	155,439

NAA LARGE CORE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	Technology - 36.3% (Continued)
6,898	Block, Inc.(a)	$ 415,122
18,985	Broadcom, Inc.	5,876,047
366	Ciena Corporation(a)	142,092
36,907	Cisco Systems, Inc.	2,863,614
5,963	Cognizant Technology Solutions Corporation, Class A	365,830
546	Coherent Corp.(a)	130,063
1,049	Corning, Inc.	142,633
4,413	Crowdstrike Holdings, Inc., Class A(a)	1,722,879
5,952	Fiserv, Inc.(a)	332,122
1,229	Gartner, Inc.(a)	194,600
8,840	Hewlett Packard Enterprise Company	210,480
59,215	Intel Corporation(a)	2,613,158
894	International Business Machines Corporation	216,697
598	Jabil, Inc.	158,847
5,557	Lam Research Corporation	1,187,309
2,244	Mastercard, Inc., Class A	1,121,236
11,561	Micron Technology, Inc.	3,905,768
31,170	Microsoft Corporation	11,538,200
98,279	NVIDIA Corporation	17,139,858
4,857	ON Semiconductor Corporation(a)	300,745
16,308	Oracle Corporation	2,399,070
10,664	Palantir Technologies, Inc., Class A(a)	1,559,930
13,451	Palo Alto Networks, Inc.(a)	2,156,464
15,281	PayPal Holdings, Inc.	691,160
16,544	QUALCOMM, Inc.	2,130,536
11,004	Salesforce, Inc.	2,054,117
1,735	Sandisk Corporation(a)	1,102,315
856	Seagate Technology Holdings PLC	335,347
1,868	Texas Instruments, Inc.	362,654
		86,752,691
	Utilities - 5.7%
3,230	Alliant Energy Corporation	231,785
3,459	Ameren Corporation	380,213
6,793	American Electric Power Company, Inc.	890,426

NAA LARGE CORE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	Utilities - 5.7% (Continued)
2,094	Atmos Energy Corporation	$ 386,804
8,207	CenterPoint Energy, Inc.	354,214
3,841	CMS Energy Corporation	297,985
4,528	Consolidated Edison, Inc.	512,479
5,170	Constellation Energy Corporation	1,443,723
2,624	DTE Energy Company	383,681
13,038	Duke Energy Corporation	1,707,195
4,769	Edison International	348,995
2,881	Evergy, Inc.	236,012
17,033	Exelon Corporation	834,958
8,638	FirstEnergy Corporation	437,601
6,023	NiSource, Inc.	281,033
2,684	NRG Energy, Inc.	392,240
27,248	PG&E Corporation	478,747
1,506	Pinnacle West Capital Corporation	151,730
12,361	PPL Corporation	472,190
6,208	Public Service Enterprise Group, Inc.	502,538
13,729	Southern Company (The)	1,325,123
3,940	Vistra Corporation	592,300
4,084	WEC Energy Group, Inc.	472,805
7,484	Xcel Energy, Inc.	594,529
		13,709,306

	TOTAL COMMON STOCKS (Cost $209,857,843)	233,203,477

	EXCHANGE-TRADED FUNDS — 2.0%
	Equity - 2.0%
3,660	iShares Core S&P 500 ETF	2,390,748
3,676	State Street SPDR S&P 500 ETF Trust	2,390,650
	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,808,055)	4,781,398

NAA LARGE CORE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Fair Value

TOTAL INVESTMENTS - 99.6% (Cost $214,665,898)	$ 237,984,875
OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%	895,902
NET ASSETS - 100.0%	$ 238,880,777

ETF - Exchange-Traded Fund

Ltd. - Limited Company

SPDR - Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.